Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies
2. Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). These consolidated financial statements have been prepared on the going concern basis of accounting, which assumes continuity of operations, realization of assets and satisfaction of liabilities in the ordinary course of business.

The consolidated financial statements include the
accounts
of Korro Bio, Inc. and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Unaudited Interim Condensed Consolidated Financial Information
The accompanying condensed consolidated financial statements as of March 31, 2024 and for the three months ended March 31, 2024 and 2023 are unaudited. The financial data and other information contained in the notes hereto as of March 31, 2024 and for the three months ended March 31, 2024 and 2023 are also unaudited. The condensed consolidated balance sheet data as of December 31, 2023 was derived from the Company’s audited consolidated financial statements included in the Company’s Annual Report on
Form 10-K
for the year ended December 31, 2023 (the “2023
Form 10-K”)..
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements, and in the opinion of management, reflect all adjustments, which include any normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of March 31, 2024 and the results of its operations and cash flows for the three months ended March 31, 2024 and 2023. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2023, and the notes thereto, included in the Company’s 2023
Form 10-K.
The results for the three months ended March 31, 2024 are not necessarily indicative of results to be expected for the year ended December 31, 2024, or any other interim periods, or any future year or period.
Summary of Significant Accounting Policies
The significant accounting policies used in preparation of the condensed consolidated financial statements are described in the Company’s audited consolidated financial statements as of the year end December 31, 2023, and the notes thereto, which are included in the 2023 Form
10-K.
There have been no material changes to the significant accounting policies previously disclosed in the 2023 Form
10-K.
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s chief executive officer, views the Company’s operations and manages its business as a single operating segment. The Company operates only in the United States.
Use of Estimates
The preparation of the Company’s consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to the fair value of the common stock prior to the effective date of the Merger; the fair value of the contingent value rights (“CVR”) liability and the incremental borrowing rate for determining lease liabilities and right-of-use
assets. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it has concluded to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ materially from those estimates or assumptions.
Recent Accounting Pronouncements—Yet to be Adopted
Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.
In November 2023, the ASU
2023-07,
Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures
, which is intended to provide enhanced segment disclosures. The standard will require disclosures about significant segment expenses and other segment items and identifying the Chief Operating Decision
Maker
and how they use the reported segment profitability measures to assess segment performance and allocate resources. These enhanced disclosures are required for all public entities on an interim and annual basis, even if they have only a single reportable segment. The standard is effective for years beginning after December 15, 2023, and interim
periods within annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is evaluating this standard to determine if adoption will have a material impact on the Company’s consolidated financial statements.

2. Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). These consolidated financial statements have been prepared on the going concern basis of accounting, which assumes continuity of operations, realization of assets and satisfaction of liabilities in the ordinary course of business.
The consolidated financial statements include the accounts of Korro Bio, Inc. and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s chief executive officer, views the Company’s operations and manages its business as a single operating segment. The Company operates only in the United States.
Use of Estimates
The preparation of the Company’s consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to the fair value of the common stock prior to the effective date of the merger; the fair value of the CVR liability and the incremental borrowing rate for determining lease liabilities and right-of-use
assets. The Company bases its estimates on historical experience, known trends and other market-specific or other relevant factors that it has concluded to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates as there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results may differ materially from those estimates or assumptions.
Fair Value of Financial Instruments
ASC Topic 820,
Fair Value Measurement
, (“ASC 820”) establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•
Level 3 inputs are unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Cash Equivalents
Cash equivalents are highly-liquid investments that are readily convertible into cash with original maturities of three months or less when purchased. These assets include investments in money market funds that invest in U.S. Treasury obligations. Cash equivalents are reflected at fair value based on quoted market prices, as further described in Note 3, “Fair Value Measurements”.
Investments
Investments consist of securities with original maturities greater than three months when purchased. Short-term investments consist of investments that are available for use in current operations. Long-term investments consist of investments with maturities of greater than one year that are not available for use in current operations. The Company did not maintain any long-term investments as of December 31, 2023 or 2022.
The Company classifies all of its investments as
available-for-sale
securities. Accordingly, these investments are recorded at fair value. Realized gains and losses and amortization and accretion of discounts and premiums are included in “Other income, net”. Unrealized gains and losses on available-for-sale
securities are included in “Accumulated other comprehensive loss” as a component of stockholders’ deficit until realized.
The Company reviews its investment portfolio to identify and evaluate investments that have indicators of possible other-than-temporary impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition of the issuer and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.
Property and Equipment
Property and equipment are recorded at cost and consists of laboratory equipment, furniture and office equipment, computer equipment, leasehold improvements, and construction in progress. The Company capitalizes property and equipment that is acquired for research and development activities and that has alternative future use. Expenditures for repairs and maintenance are recorded to expense as incurred, whereas major betterments are capitalized as additions to property and equipment. Property and equipment not yet placed into service is capitalized as construction in progress and is depreciated once placed into service. Leasehold improvements are depreciated over the lesser of their useful lives or the term of the lease. Depreciation, including depreciation for assets recorded under finance leases, is calculated over the estimated useful lives of the assets using the straight-line method.
Impairment of Long-lived Assets
The Company reviews long-lived assets when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability is measured by comparing the carrying value of the asset to the future undiscounted cash flows from the use and eventual disposition of the asset. If an asset is considered to be impaired, the impairment loss to be recognized is measured as the amount by which the carrying value of the asset exceeds its fair value.
Leases
Under ASC Topic 842,
Leases
(“ASC 842”), the Company determines whether an arrangement is or contains a lease at inception. For leases with a term of 12 months or less, the Company does not recognize a right-of-use
asset or lease liability. The Company’s operating leases are recognized on its consolidated balance sheets as noncurrent assets, current liabilities and noncurrent liabilities. The Company does not have any finance leases.
Right-of-use
assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use
assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. As the Company’s leases typically do not provide an implicit rate, the Company uses an estimate of its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. Lease expense is recognized on a straight-line basis over the lease term. The Company typically only includes an initial lease term in its assessment of a lease arrangement. Options to renew or options to terminate a lease are not included in the Company’s assessment unless there is reasonable certainty that the Company will exercise such options, respectively.
The Company has elected to account for the lease and
non-lease
components together for existing classes of underlying assets.

Preferred Stock
The Company applies the guidance of ASC Topic 480, Distinguishing Liabilities from Equity (“ASC 480”), when determining the classification and measurement of its preferred stock. Preferred stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. The Company classifies contingently redeemable preferred stock (if any), which includes preferred stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control, as temporary equity. At all other times, the Company classifies its preferred stock in stockholders’ equity (deficit).
Prior to the merger, Legacy Korro classified its convertible preferred stock as temporary equity due to terms that allowed for redemption of the shares upon the occurrence of a contingent event that was not solely within the Legacy Korro’s control. Legacy Korro did not accrete the carrying values of the preferred stock to the redemption values since the contingent event was not considered probable.
Research and Development Expenses
Expenditures relating to research and development are expensed as incurred. Research and development expenses include external expenses incurred under arrangements with third parties, academic and non-profit
institutions and consultants; salaries and personnel-related costs, including non-cash
stock-based compensation expense; license fees to acquire
in-process
technology and other expenses, which include direct and allocated expenses for laboratory, facilities and other costs.
Non-refundable
advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made.
As part of the process of preparing the consolidated financial statements, the Company is required to estimate its accrued research and development expenses as of each balance sheet date. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. This process involves reviewing open contracts and purchase orders, communicating with internal personnel to identify services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost. The Company periodically confirms the accuracy of its estimates with its service providers and makes adjustments if necessary. The majority of the Company’s service providers invoice monthly in arrears for services performed or when contractual milestones are met. The financial terms of agreements with these service providers are subject to negotiation, vary from contract-to-contract
and may result in uneven payment flows. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.
Intellectual Property Expenses
The Company expenses legal costs related to patent applications as they are incurred. Such costs are classified as general and administrative expenses within the consolidated statements of operations and comprehensive loss.
Stock-based Compensation
The Company accounts for stock-based payments in accordance with ASC Topic 718,
Compensation—Stock Compensation
(“ASC 718”).

This guidance requires all stock-based payments, including grants of stock options and restricted common stock, to be recognized as expense in the consolidated statements of operations and comprehensive loss based on their grant date fair values. For stock options granted to employees, non-employees
and members of the Company’s Board of Directors for their services on the Board of Directors, the Company estimates the grant date fair value of each stock option using the Black-Scholes option-pricing model. For restricted common stock granted to employees and non-employees,
the Company estimates the grant date fair value of each award using the intrinsic value, which is based on the value of the underlying common stock less any purchase price. For stock-based payments subject to service-based vesting conditions, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock-based payment on a straight-line basis over the requisite service period.
Prior to the merger, due to the absence of an active market for Legacy Korro’s common stock, Legacy Korro and its Board were required to determine the fair value of Legacy Korro’s common stock at the time of each grant of a stock-based award. Legacy Korro estimated the grant date fair value of its common stock using an appropriate valuation methodology, in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid,
Valuation of Privately-Held Company Equity Securities Issued as Compensation
. Historically, the Company has utilized a market approach to determine its total equity value and the option pricing method (“OPM”) to allocate this equity value among various classes of securities. The OPM treats common stock and convertible preferred stock as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under the OPM, the common stock has value only if the funds available for distribution to stockholders exceeds the value of the convertible preferred stock liquidation preferences at the time of the liquidity event, such as a strategic sale or a merger. A discount for lack of marketability of the common stock is then applied to arrive at an indication of value for the common stock.

Each valuation methodology includes estimates and assumptions that required the Legacy Korro’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, guideline public company information, the prices at which Legacy Korro sold convertible preferred stock to third parties in arms’ length transactions, the rights and preferences of securities senior to Legacy Korro’s common stock at the time and the likelihood of achieving a liquidity event such as an initial public offering or sale. Significant changes to the assumptions used in the valuations could result in different fair values of stock options and restricted stock at each valuation date, as applicable.
In addition to the grant date fair value of the Company’s common stock, the Black-Scholes option pricing model requires the input of certain subjective assumptions, including (i) the calculation of expected term of the stock-based payment, (ii) the risk-free interest rate, (iii) the expected stock price volatility and (iv) the expected dividend yield. The Company uses the simplified method as proscribed by SEC Staff Accounting Bulletin No. 107 to calculate the expected term for stock options granted to employees as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The Company determines the risk-free interest rate based on a treasury instrument whose term is consistent with the expected term of the stock options. Due to the lack of Company-specific historical and implied volatility data, the Company bases its estimates of expected volatility on the historical volatility of a group of publicly-traded companies with similar characteristics to itself, including stage of product development and therapeutic focus within the life sciences industry. The expected volatility has been determined using a weighted-average of the historical volatility measures of this group of companies. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. Historical volatility is calculated over a period of time commensurate with the expected term of the stock-based payment. The Company uses an assumed dividend yield of zero as the Company has never paid dividends on its common stock, nor does it expect to pay dividends on its common stock in the foreseeable future.
The Company accounts for forfeitures of all stock-based payments when such forfeitures occur.
Income Taxes
Income taxes are recorded in accordance with ASC Topic 740,
Income Taxes
, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance against deferred tax assets is recorded if, based on the weight of the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company accounts for uncertain tax positions using a
more-likely-than-not
threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors, including, but not limited to, changes in the law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.
Interest and penalty charges, if any, related to income taxes would be classified as a component of the “Provision for income taxes” in the consolidated statements of operations and comprehensive loss.
Net Loss per Share
Net loss per share attributable to common stockholders is calculated using the two-class
method, which is an earnings allocation formula that determines net loss per share for the holders of the Company’s common shares and participating securities. The Company’s Preferred Stock contains participation rights in any dividend paid by the Company and is deemed to be a participating security. Net income attributable to common stockholders and participating preferred shares are allocated to each share as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods in which a net loss is recorded. Net loss attributable to common stockholders is equal to the net loss for the period.
Diluted net loss per share is computed using the more dilutive of (a) the two-class
method or (b) the treasury stock method and
if-converted
method. The Company allocates earnings first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares included in the computation of diluted net loss gives effect to all potentially dilutive common equivalent shares, including outstanding stock options and Preferred Stock. Common stock equivalent shares are excluded from the computation of diluted net loss per share if their effect is antidilutive. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is generally the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Concentration of Credit Risk and
Off-Balance
Sheet Risk
Financial instruments that potentially expose the Company to concentrations of credit risk primarily consist of cash, cash equivalents and investments. Cash balances are deposited with federally-insured financial institutions in the United States and may, at times, exceed federally-insured limits. The Company maintains its cash, cash equivalents and investments with high-quality financial institutions and, consequently, the Company believes that such funds are subject to minimal credit risk. The Company’s cash equivalents are comprised of money market funds that are invested in U.S. Treasury and government agency obligations. The Company’s investments are comprised of commercial paper and government securities. Credit risk in these securities is reduced as a result of the Company’s investment policy to limit the amount invested in any single issuer and to only invest in securities of a high credit quality.
The Company relies, and expects to continue to rely, on a small number of vendors to manufacture supplies and to process its product candidates for its development programs. These programs could be adversely affected by a significant interruption in the manufacturing process or supply chain.
The Company has no significant
off-balance
sheet risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.
Emerging growth company status
The Company qualifies as an “emerging growth company” (“EGC”), as defined in the Jumpstart Our Business Startups Act (“JOBS Act”), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under Section 107 of the JOBS Act, which provides that an EGC can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to avail itself of the extended transition period and, therefore, while the Company is an EGC it will not be subject to new or revised accounting standards the same time that they become applicable to other public companies that are not EGCs, unless it chooses to early adopt a new or revised accounting standard. As a result of this election, the consolidated financial statements may not be comparable to companies that comply with public company FASB standards’ effective dates.
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which has been subsequently amended by ASU
2018-19,
ASU
2019-04,
ASU
2019-05,
ASU
2019-10,
ASU
2019-11,
ASU
2020-03,
and ASU
2022-02
(“ASU
2016-13”).
This standard requires that credit losses be recorded using an expected losses model rather than the incurred losses model that was previously used and establishes additional credit risk disclosures associated with financial assets. The amendments in this standard should be applied on a modified retrospective basis to all periods presented. The Company adopted ASU
2016-13
on January 1, 2023 using the modified retrospective approach. The adoption of this standard did not have a material effect on the Company’s financial position, results of operations or disclosures.
Recent Accounting Pronouncements—Yet to be Adopted
Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.
In November 2023, the FASB issued Accounting Standards Update (“ASU”)
2023-07,
Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures
, which is intended to provide enhanced segment disclosures. The standard will require disclosures about significant segment expenses and other segment items and identifying the Chief Operating Decision Maker and how they use the reported segment profitability measures to assess segment performance and allocate resources. These enhanced disclosures are required for all public entities on an interim and annual basis, even if they have only a single reportable segment. The standard is effective for years beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is evaluating this standard to determine if adoption will have a material impact on the Company’s consolidated financial statements.